Cover	12 Months Ended
Mar. 30, 2024
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	RBC Bearings Incorporated
Entity Central Index Key	0001324948